Securities and other financial assets, net (Details Textuals) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) shares
Securities and other financial assets, net
Number of shares sold | shares	767,301
Cumulative fair value of the shares sold	$ 4,800
Cumulative loss recognized in OCI	$ 151